Common Stock and Warrants - Summary of Warrant Activity (Details)			9 Months Ended		12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares	Sep. 30, 2020 $ / shares shares	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 $ / shares shares
Class Of Warrant Or Right [Line Items]
Number of Warrants, Outstanding, beginning balance			3,043,605	3,043,605
Number of Warrants, Exercised	(70,900)	(70,900)	(70,900)	(70,900)
Number of Warrants, Outstanding, ending balance	3,043,605	3,043,605	9,295,445	9,295,445	3,043,605	3,043,605
CAD
Class Of Warrant Or Right [Line Items]
Number of Warrants, Outstanding, beginning balance			2,392,285	2,392,285	3,352,984	3,352,984	1,011,505	1,011,505
Number of Warrants, Granted					0	0	2,476,843	2,476,843
Number of Warrants, Cancelled/Expired					(922,348)	(922,348)	(22,699)	(22,699)
Number of Warrants, Exercised					(38,351)	(38,351)	(112,665)	(112,665)
Number of Warrants, Outstanding, ending balance	2,392,285	2,392,285	2,392,285	2,392,285	2,392,285	2,392,285	3,352,984	3,352,984
Number of Warrants, Outstanding and exercisable	2,392,285	2,392,285			2,392,285	2,392,285
Weighted Average Exercise Price, Outstanding, beginning balance | $ / shares				$ 12.25		$ 10.89		$ 7.38
Weighted-Average Exercise Price, Granted | $ / shares						0		12.22
Weighted Average Exercise Price, Cancelled/Expired | $ / shares						7.50		5.00
Weighted-Average Exercise Price, Exercised | $ / shares						7.50		9.88
Weighted Average Exercise Price, Outstanding, ending balance | $ / shares		$ 12.25		$ 12.25		12.25		$ 10.89
Weighted-Average Exercise Price, Outstanding and exercisable | $ / shares		$ 12.25				$ 12.25
USD
Class Of Warrant Or Right [Line Items]
Number of Warrants, Outstanding, beginning balance			651,320	651,320	651,320	651,320	1,343,404	1,343,404
Number of Warrants, Granted			6,257,144	6,257,144	0	0	0	0
Number of Warrants, Cancelled/Expired			(5,304)	(5,304)	0	0	(136,528)	(136,528)
Number of Warrants, Exercised					0	0	(555,556)	(555,556)
Number of Warrants, Outstanding, ending balance	651,320	651,320	6,903,160	6,903,160	651,320	651,320	651,320	651,320
Number of Warrants, Outstanding and exercisable	651,320	651,320			651,320	651,320
Weighted Average Exercise Price, Outstanding, beginning balance | $ / shares			$ 12.24		$ 12.24		$ 10.25
Weighted-Average Exercise Price, Granted | $ / shares			0.46		0		0
Weighted Average Exercise Price, Cancelled/Expired | $ / shares			10.75		0		15.00
Weighted-Average Exercise Price, Exercised | $ / shares					0		6.75
Weighted Average Exercise Price, Outstanding, ending balance | $ / shares	$ 12.24		$ 1.56		12.24		$ 12.24
Weighted-Average Exercise Price, Outstanding and exercisable | $ / shares	$ 12.24				$ 12.24